Finance debts - Ordinary bonds (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Borrowings
Borrowings	€ 26,686	€ 24,518
Ordinary Bonds
Borrowings
Nominal value	19,313
Discount on bond issue and accrued expenses	107
Borrowings	19,420	€ 18,779
Euro Medium Term Notes
Borrowings
Nominal value	16,257
Discount on bond issue and accrued expenses	99
Borrowings	16,356
Other Bonds
Borrowings
Nominal value	3,056
Discount on bond issue and accrued expenses	8
Borrowings	3,064
ENI SpA | Euro Medium Term Notes
Borrowings
Nominal value	13,900
ENI SpA | Euro Medium Term Notes One
Borrowings
Nominal value	1,200
Discount on bond issue and accrued expenses	16
Borrowings	€ 1,216
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes One | Maximum
Borrowings
Borrowings, maturity	2025
Borrowings, interest rate	3.75%
ENI SpA | Euro Medium Term Notes Two
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	28
Borrowings	€ 1,028
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Two | Maximum
Borrowings
Borrowings, maturity	2029
Borrowings, interest rate	3.625%
ENI SpA | Euro Medium Term Notes Three
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	12
Borrowings	€ 1,012
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Three | Maximum
Borrowings
Borrowings, maturity	2023
Borrowings, interest rate	3.25%
ENI SpA | Euro Medium Term Notes Four
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	10
Borrowings	€ 1,010
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Four | Maximum
Borrowings
Borrowings, maturity	2031
Borrowings, interest rate	2.00%
ENI SpA | Euro Medium Term Notes Five
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	9
Borrowings	€ 1,009
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Five | Maximum
Borrowings
Borrowings, maturity	2026
Borrowings, interest rate	1.50%
ENI SpA | Euro Medium Term Notes Six
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	2
Borrowings	€ 1,002
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Six | Maximum
Borrowings
Borrowings, maturity	2030
Borrowings, interest rate	0.625%
ENI SpA | Euro Medium Term Notes Seven
Borrowings
Nominal value	€ 1,000
Borrowings	€ 1,000
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Seven | Maximum
Borrowings
Borrowings, maturity	2026
Borrowings, interest rate	1.25%
ENI SpA | Euro Medium Term Notes Eight
Borrowings
Nominal value	€ 900
Discount on bond issue and accrued expenses	(2)
Borrowings	€ 898
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Eight | Maximum
Borrowings
Borrowings, maturity	2024
Borrowings, interest rate	0.625%
ENI SpA | Euro Medium Term Notes Nine
Borrowings
Nominal value	€ 800
Discount on bond issue and accrued expenses	2
Borrowings	€ 802
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Nine | Maximum
Borrowings
Borrowings, maturity	2021
Borrowings, interest rate	2.625%
ENI SpA | Euro Medium Term Notes Ten
Borrowings
Nominal value	€ 800
Discount on bond issue and accrued expenses	1
Borrowings	€ 801
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Ten | Maximum
Borrowings
Borrowings, maturity	2028
Borrowings, interest rate	1.625%
ENI SpA | Euro Medium Term Notes Eleven
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expenses	10
Borrowings	€ 760
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Eleven | Maximum
Borrowings
Borrowings, maturity	2024
Borrowings, interest rate	1.75%
ENI SpA | Euro Medium Term Notes Twelve
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expenses	6
Borrowings	€ 756
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Twelve | Maximum
Borrowings
Borrowings, maturity	2027
Borrowings, interest rate	1.50%
ENI SpA | Euro Medium Term Notes Thirteen
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expenses	(4)
Borrowings	€ 746
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Thirteen | Maximum
Borrowings
Borrowings, maturity	2034
Borrowings, interest rate	1.00%
ENI SpA | Euro Medium Term Notes Fourteen
Borrowings
Nominal value	€ 700
Discount on bond issue and accrued expenses	2
Borrowings	€ 702
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Fourteen | Maximum
Borrowings
Borrowings, maturity	2022
Borrowings, interest rate	0.75%
ENI SpA | Euro Medium Term Notes Fifteen
Borrowings
Nominal value	€ 650
Discount on bond issue and accrued expenses	3
Borrowings	€ 653
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Fifteen | Maximum
Borrowings
Borrowings, maturity	2025
Borrowings, interest rate	1.00%
ENI SpA | Euro Medium Term Notes Sixteen
Borrowings
Nominal value	€ 600
Discount on bond issue and accrued expenses	(4)
Borrowings	€ 596
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Sixteen | Maximum
Borrowings
Borrowings, maturity	2028
Borrowings, interest rate	1.125%
ENI SpA | Other bonds One
Borrowings
Nominal value	€ 815
Discount on bond issue and accrued expenses	5
Borrowings	€ 820
Borrowings, original currency	USD
ENI SpA | Other bonds One | Maximum
Borrowings
Borrowings, maturity	2023
Borrowings, interest rate	4.00%
ENI SpA | Other bonds Two
Borrowings
Nominal value	€ 815
Discount on bond issue and accrued expenses	3
Borrowings	€ 818
Borrowings, original currency	USD
ENI SpA | Other bonds Two | Maximum
Borrowings
Borrowings, maturity	2028
Borrowings, interest rate	4.75%
ENI SpA | Other bonds Three
Borrowings
Nominal value	€ 815
Discount on bond issue and accrued expenses	(1)
Borrowings	€ 814
Borrowings, original currency	USD
ENI SpA | Other bonds Three | Maximum
Borrowings
Borrowings, maturity	2029
Borrowings, interest rate	4.25%
ENI SpA | Other bonds Four
Borrowings
Nominal value	€ 285
Discount on bond issue and accrued expenses	1
Borrowings	€ 286
Borrowings, original currency	USD
ENI SpA | Other bonds Four | Maximum
Borrowings
Borrowings, maturity	2040
Borrowings, interest rate	5.70%
Eni Finance International SA | Euro Medium Term Notes Seventeen
Borrowings
Nominal value	€ 1,427
Discount on bond issue and accrued expenses	(3)
Borrowings	€ 1,424
Borrowings, original currency	USD
Eni Finance International SA | Euro Medium Term Notes Seventeen | Minimum
Borrowings
Borrowings, maturity	2026
Eni Finance International SA | Euro Medium Term Notes Seventeen | Maximum
Borrowings
Borrowings, maturity	2027
Eni Finance International SA | Euro Medium Term Notes Eighteen
Borrowings
Nominal value	€ 795
Discount on bond issue and accrued expenses	6
Borrowings	€ 801
Borrowings, original currency	EUR
Eni Finance International SA | Euro Medium Term Notes Eighteen | Minimum
Borrowings
Borrowings, maturity	2025
Borrowings, interest rate	1.275%
Eni Finance International SA | Euro Medium Term Notes Eighteen | Maximum
Borrowings
Borrowings, maturity	2043
Borrowings, interest rate	5.441%
Eni Finance International SA | Euro Medium Term Notes Nineteen
Borrowings
Nominal value	€ 111
Discount on bond issue and accrued expenses	5
Borrowings	€ 116
Borrowings, original currency	GBP
Eni Finance International SA | Euro Medium Term Notes Nineteen | Maximum
Borrowings
Borrowings, maturity	2021
Borrowings, interest rate	4.75%
Eni Finance International SA | Euro Medium Term Notes Twenty
Borrowings
Nominal value	€ 24
Borrowings	€ 24
Borrowings, original currency	YEN
Eni Finance International SA | Euro Medium Term Notes Twenty | Maximum
Borrowings
Borrowings, maturity	2021
Borrowings, interest rate	1.955%
Eni USA Inc | Other bonds Five
Borrowings
Nominal value	€ 326
Borrowings	€ 326
Borrowings, original currency	USD
Eni USA Inc | Other bonds Five | Maximum
Borrowings
Borrowings, maturity	2027
Borrowings, interest rate	7.30%